Lease Commitments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Capital leased assets, Number of vessels	27
Proceeds from Sale of Property, Plant, and Equipment	$ 20,026	$ 0
Interest and finance costs	14,652	8,905
Depreciation	59,781	43,243
OCC vessels
Capital lease obligations incurred	$ 65,250
SK Shipholding S.A. | Star Pisces
Description of Capital leases, Term of contract	Bareboat charter for seven years
Vessel purchase price obligation	$ 7,628
Proceeds from Sale of Property, Plant, and Equipment	$ 19,125
Capital leases, Date	April 2019
Ocean Trust Co. Ltd. | Star Libra
Description of Capital leases, Term of contract	Bareboat charter for seven years
Vessel purchase price obligation	$ 18,107
Proceeds from Sale of Property, Plant, and Equipment	$ 33,950
Capital leases, Date	July 2019
Kyowa Sansho Co. Ltd. | Star Challenger
Description of Capital leases, Term of contract	Bareboat charter for eleven years
Proceeds from Sale of Property, Plant, and Equipment	$ 15,000
NIBC $32,000 Facility
Extinguishment of Debt, Amount	11,671
HSH Nordbank AG $35,000 Facility
Extinguishment of Debt, Amount	10,874
Vessels under bareboat leases
Capital leased assets, gross amount	783,634
Capital leased assets, Accumulated depreciation	51,481
Depreciation	12,688	$ 7,319
Capital lease, early prepayment fee	1,399
Write off of Deferred Debt Issuance Cost	$ 25